Consolidated Statements of Changes in Stockholders' Equity (Deficit) 2020 and 2021 - Cardio Diagnostics [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance, value at Dec. 31, 2019			$ (104,949)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2019
Common stock issued to members per contribution agreement	$ 1,000
Stock Issued During Period, Shares, Issued for Services	5,565
Common stock issued for intangible assets	$ 5	79,995
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	44,753
[custom:CommonStockIssuedToMembersSharesPerContributionAgreement]	1,000,000
Stock-based compensation	$ 45	588,218
Adjustment to patent deposits contributed by shareholders		101,215
Net Income (loss)			(605,164)
Ending balance, value at Dec. 31, 2020	$ 1,050	769,428	(710,113)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020	1,050,318
Beginning balance, value at Dec. 31, 2020	$ 1,050	769,428	(710,113)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	1,050,318
Beginning balance, value at Dec. 31, 2020	$ 1,050	769,428	(710,113)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	1,050,318
[custom:SafeAgreementsSharesConvertedToCommonStock]	39,786
SAFE agreements converted to common stock	$ 40	451,431
Stock Issued During Period, Shares, New Issues	91,761
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	50,450
Stock-based compensation	$ 50	59,950
Adjustment to patent deposits contributed by shareholders		(3,279)
Net Income (loss)			(620,448)
Common stock issued for cash	92	1,224,908
Placement agent fee		(105,000)
Ending balance, value at Dec. 31, 2021	$ 1,232	2,397,438	(1,330,561)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,232,315
Ending balance, value at Dec. 31, 2021	$ 1,232	2,397,438	(1,330,561)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,232,315
Beginning balance, value at Dec. 31, 2021	$ 1,232	$ 2,397,438	$ (1,330,561)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021	1,232,315